CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
General and administrative expenses	$ 14,705,000	$ 12,425,000
Total operating expenses	45,475,000	44,590,000
Change in fair value of warrant liabilities	(84,455,000)	1,493,000
Loss before income taxes	(156,119,000)	(59,408,000)
Net loss	$ (156,124,000)	$ (59,414,000)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	9,474,749	10,703,380
Net loss per share attributable to common stockholders, basic and diluted	$ (17.48)	$ (6.05)
Star Peak Energy Transition Corp [Member]
Operating expenses
General and administrative expenses	$ 3,136,965	$ 9,566
General and administrative expenses - related party	163,210
Franchise tax expense	200,000	840
Total operating expenses	3,500,175	10,406
Change in fair value of warrant liabilities	109,269,830
Net gain from Investments held in Trust Account	136,707
Loss before income taxes	112,633,298	10,406
Net loss	$ (112,633,298)	$ (10,406)
Star Peak Energy Transition Corp [Member] | Class A common stock
Operating expenses
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	38,208,123
Star Peak Energy Transition Corp [Member] | Common Class B
Operating expenses
General and administrative expenses	$ 3,300,000
Franchise tax expense	63,000
Change in fair value of warrant liabilities	(109,300,000)
Net loss	$ 112,600,000
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	9,589,626	9,589,626
Net loss per share attributable to common stockholders, basic and diluted	$ (11.75)	$ 0.00